Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	MFS SERIES TRUST IV
Central Index Key	0000063068
Amendment Flag	false
Document Creation Date	Dec. 23, 2014
Document Effective Date	Dec. 29, 2014
Prospectus Date	Dec. 29, 2014
MFS® Global New Discovery Fund | A
Risk/Return:
Trading Symbol	GLNAX
MFS® Global New Discovery Fund | B
Risk/Return:
Trading Symbol	GLNBX
MFS® Global New Discovery Fund | C
Risk/Return:
Trading Symbol	GLNCX
MFS® Global New Discovery Fund | I
Risk/Return:
Trading Symbol	GLNIX
MFS® Global New Discovery Fund | R1
Risk/Return:
Trading Symbol	GLNJX
MFS® Global New Discovery Fund | R2
Risk/Return:
Trading Symbol	GLNKX
MFS® Global New Discovery Fund | R3
Risk/Return:
Trading Symbol	GLNLX
MFS® Global New Discovery Fund | R4
Risk/Return:
Trading Symbol	GLNMX
MFS® Global New Discovery Fund | R5
Risk/Return:
Trading Symbol	GLNNX
MFS® Mid Cap Growth Fund | A
Risk/Return:
Trading Symbol	OTCAX
MFS® Mid Cap Growth Fund | R4
Risk/Return:
Trading Symbol	OTCJX
MFS® Mid Cap Growth Fund | 529A
Risk/Return:
Trading Symbol	EAMCX
MFS® Mid Cap Growth Fund | 529B
Risk/Return:
Trading Symbol	EBCGX
MFS® Mid Cap Growth Fund | 529C
Risk/Return:
Trading Symbol	ECGRX
MFS® Mid Cap Growth Fund | B
Risk/Return:
Trading Symbol	OTCBX
MFS® Mid Cap Growth Fund | C
Risk/Return:
Trading Symbol	OTCCX
MFS® Mid Cap Growth Fund | I
Risk/Return:
Trading Symbol	OTCIX
MFS® Mid Cap Growth Fund | R1
Risk/Return:
Trading Symbol	OTCGX
MFS® Mid Cap Growth Fund | R2
Risk/Return:
Trading Symbol	MCPRX
MFS® Mid Cap Growth Fund | R3
Risk/Return:
Trading Symbol	OTCHX
MFS® Mid Cap Growth Fund | R5
Risk/Return:
Trading Symbol	OTCKX
MFS® U.S. Government Money Market Fund (formerly MFS® Money Market Fund) | MFS U.S.Government Money Market Fund
Risk/Return:
Trading Symbol	MCMXX